Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Schedule of Accounts Payable and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Non-trade creditors (1)	$6,979	$403,938
Payroll payable	26,893	45,759
Other tax payable (2)	34,431	42,082
Accrued expenses	110,725	29,396
Interest payable	3,088	2,987
Accrued expenses and other current liabilities	$182,116	$524,162

(1)	The balance mainly represented payable to The Sire Group Ltd. amounted to US$369,340 as of January 31, 2025, reclassified from the amount due to a related party.

(2)	Other tax payable mainly include the sales and service tax (“SST”) payable.

Accrued expenses and other current liabilities consist of the following:

	As of July 31,
	2023	2024
Non-trade creditors	$9,737	$6,979
Accrued expenses	17,754	110,725
Payroll payable	48,138	26,893
Other tax payable(1)	23,955	34,431
Interest payable	3,627	3,088
Accrued expenses and other current liabilities	$103,211	$182,116

(1)	Other tax payable mainly include the sales and service tax (“SST”) payable.